Stockholders' Equity (Deficit) and Stock-Based Compensation	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Stockholders' Equity (Deficit) and Stock-Based Compensation

10. Stockholders’ Equity (Deficit) and Stock-Based Compensation

Common Stock

On September 3, 2012, our Board of Directors approved an amendment to our certificate of incorporation that (a) increased the authorized common stock to 64,214,779 shares, designating 58,107,284 shares as Series 1 common stock and 6,107,495 shares as Series 2 common stock (collectively referred to as the common stock). The common stock has a par value of $0.001 per share. As of December 31, 2011 and 2012, 849,729 and 947,953 shares of Series 1 common stock were outstanding, respectively. There were no shares of Series 2 common stock outstanding as of December 31, 2011 and 2012.

As of December 31, 2011 and 2012, we had contractual rights to repurchase 272,135 and 100,260 shares of common stock (in addition to exercised unvested shares under our 2007 Stock Plan) respectively, upon the holder’s termination from the Company with cause or the holder’s attempt to transfer said shares, other than as permitted under the repurchase agreement. Our repurchase right with respect to such shares will lapse in a series of 32 equal monthly installments, subject to the holder’s completion of each additional complete month of service to the Company after November 24, 2010. As of December 31, 2011 and 2012, we had contractual rights to repurchase 96,990 and 29,900 shares, respectively, of exercised unvested shares under our 2007 Stock Plan. As of December 31, 2011 and 2012, we had repurchased 4,375 shares of exercised unvested shares. As of December 31, 2011 and 2012, we had a liability of $0.2 million and $0.1 million, respectively, associated with exercised unvested shares.

The voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers and preferences of the holders of our preferred stock, if any. Each share of common stock is entitled to one vote at all meetings of stockholders, except each share of Series 2 common stock is not entitled to vote in connection with the election of the members of our Board of Directors. The number of authorized shares of common stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of shares of capital stock of the Company representing a majority of the votes represented by all outstanding shares of capital stock of the Company entitled to vote. The holders of common stock are also entitled to receive dividends, when, if and as declared by our Board of Directors, whenever funds are legally available therefore, subject to the priority rights of any outstanding preferred stock. Each share of Series 2 common stock is convertible, at the option of the holder, into one fully paid and nonassessable share of Series 1 common stock.

On August 7, 2013 we registered 10,262,195 shares (unaudited) of our Series 1 common stock that we have issued or may issue under our 2007 Stock Plan, 2013 Equity Incentive Plan or 2013 Employee Stock Purchase Plan.

Common Stock Warrant

In connection with the November 2010 issuance of Subordinated Debt, discussed in Note 7, “Notes Payable,” we issued a Common Stock Warrant, exercisable for 457,796 shares of Series 1 common stock at an exercise price of $0.004 per share. The Common Stock Warrant was exercised on March 22, 2013.

Stock-Based Compensation

    2013 Equity Incentive Plan (unaudited)

Our 2013 Equity Incentive Plan, or 2013 Plan, was approved by our board of directors and our stockholders in July 2013, and replaces our 2007 Stock Plan, as amended, or Prior Plan. Subsequent to our initial public offering, we have not granted, and will not grant in the future, any additional awards under our Prior Plan. However, our Prior Plan will continue to govern the terms and conditions of all outstanding equity awards granted under our Prior Plan.

2007 Stock Option Plan

Options granted under the Prior Plan are either incentive stock options or nonstatutory stock options. Our Board of Directors determines the term of the option, option price, number of shares for which each option is granted, whether restrictions will be imposed on the shares subject to the option, and the vesting period for each option. Generally, options become 25% vested after one year of service, with the remaining 75% vesting on a pro-rata monthly basis over the remaining three years. The term of each option is ten years.

Stock-based compensation expense for all employee share-based payment awards is based upon the grant date fair value. We recognize compensation costs, net of estimated forfeitures, on a straight-line basis over the requisite service period of the award. Forfeiture rates are estimated at grant date based on historical experience and adjusted in subsequent periods for differences in actual forfeitures from our previous estimates. We recorded $0.1 million, $0.5 million, $4.0 million and $7.1 million (unaudited) of stock-based compensation expense, for the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2013, respectively. We include stock-based compensation expense in cost and expense consistent with the classification of respective employees’ cash compensation in the consolidated statements of operations.

The fair value of common stock options granted during the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2013 was estimated on the grant date using the Black-Scholes-Merton option pricing model. The weighted-average assumptions for stock options granted are outlined in the following table:

	Year Ended December 31,			Nine Months Ended September 30, 2013
	2010	2011	2012
				(unaudited)
Expected volatility	77.23%	73.00%	64.46%	60.74%
Expected term (in years)	5.90	6.02	5.97	6.01
Risk-free rate of return	2.53%	1.84%	0.95%	1.22%
Expected dividend yield	—	—	—	—

Expected volatility is based on the volatility of comparable publicly traded entities. The expected term represents the period of time the stock options are expected to be outstanding and is based on the “simplified method”. We used the “simplified method” due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options. The risk-free interest rate assumptions we use are based on observed market interest rates appropriate for the term of our employee options.

The following table summarizes the activity of our Prior Plan and 2013 Plan for the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2013:

Stock Options	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value (in thousands)	Weighted- Average Fair Value (per share)
Outstanding at December 31, 2009	25,063	$0.38	8.14	$19	$0.22
Granted	533,075	1.12			0.75
Exercised	(45,477)	1.12			0.76
Forfeited	(24,375)	1.12			0.75

Outstanding at December 31, 2010	488,286	$1.08	9.36	$487	$0.73
Granted	2,081,920	2.96			1.92
Exercised	(85,294)	2.08			1.36
Forfeited	(9,700)	1.28			0.85

Outstanding at December 31, 2011	2,475,212	$2.63	9.36	$8,443	$1.71
Granted	2,441,553	11.59			6.70
Exercised	(102,599)	2.45			1.61
Forfeited	(141,656)	4.28			2.56

Outstanding at December 31, 2012	4,672,510	$7.26	9.00	$52,588	$4.29
Granted (unaudited)	1,585,298	19.78			11.07
Exercised (unaudited)	(429,425)	3.84			2.40
Forfeited (unaudited)	(272,884)	10.05			5.84

Outstanding at September 30, 2013 (unaudited)	5,555,499	$10.96	8.63	$136,722	$6.30

Vested at December 31, 2012 and expected to vest	3,424,475	$8.37	9.19	$34,631
Vested at September 30, 2013 and expected to vest (unaudited)	3,669,874	12.99	8.90	$82,880
Exercisable at December 31, 2012	1,076,349	$3.48	8.36	$16,016
Exercisable at September 30, 2013 (unaudited)	1,692,921	$6.34	8.02	$49,486

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2010, 2011 and 2012 and September 30, 2013, respectively. The aggregate intrinsic value is determined by the fair value of our common stock and the per-share grant price. The aggregate intrinsic value of stock options exercised, represented in the stock option activity table above, was $0.8 million and $7.9 million (unaudited) for the year ended December 31, 2012 and the nine months ended September 30, 2013, respectively. The total fair value of employee options vested during the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2013, was approximately $0.1 million, $0.3 million, $2.3 million and $5.1 million (unaudited), respectively. Outstanding unvested options in the table above were 470,781, 2,265,192, 3,634,895 and 3,900,034 (unaudited) as of December 31, 2010, 2011 and 2012 and September 30, 2013, respectively, with 931,844 and 1,067,603 (unaudited) vesting during the year ended December 31, 2012 and the nine months ended September 30, 2013, respectively. The weighted-average grant date fair value of shares that vested during the year ended December 31, 2012 and the nine months ended September 30, 2013 was $2.43 per share and $4.81 per share (unaudited), respectively. Unvested shares as of December 31, 2012 and September 30, 2013 have a weighted average grant date fair value of $4.90 per share and $7.38 per share (unaudited), respectively.

The following table summarizes information about stock options outstanding at December 31, 2012:

	Options Outstanding		Options Exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Number Exercisable	Weighted- Average Remaining Contractual Life (Years)
$0.38	25,063	5.14	25,063	5.14
$1.12	361,283	7.48	262,291	7.48
$2.08	1,350,013	8.52	471,830	8.52
$5.32	541,950	8.80	153,627	8.80
$6.04	210,375	9.05	17,279	9.05
$10.36	960,411	9.36	135,804	9.35
$11.40	398,064	9.62	5,871	9.62
$14.64	825,351	9.96	4,584	9.92

	4,672,510	9.00	1,076,349	8.36

As of December 31, 2012 and September 30, 2013, $21.1 million and $29.4 million (unaudited), respectively, of total unrecognized compensation cost related to stock options is expected to be recognized over weighted-average periods of 3.0 years and 2.8 years (unaudited) as of December 31, 2012 and September 30, 2013, respectively. As of December 31, 2012 and September 30, 2013, 1,090,161 and 4,089,786 shares (unaudited), respectively, of our Series 1 common stock were available for grant under the Prior Plan and 2013 Plan.